CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 934,889	$ 506,622	$ 671,135
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses (benefit)	(193,464)	292,536	165,779
Amortization of intangibles	9,134	6,397	9,370
Depreciation and amortization of premises and equipment	55,104	58,452	58,067
Net accretion of discounts and amortization of premiums and deferred fees	(21,962)	(63,300)	(158,070)
Interest capitalized on loans subject to the temporary payment moratorium or loss mitigation alternatives	(15,567)	(95,212)	0
Share-based compensation	17,774	8,254	12,303
Impairment losses on right-of-use and long-lived assets	5,320	18,004	2,591
Fair value adjustments on mortgage servicing rights	10,206	42,055	27,771
Adjustments (expense) to indemnity reserves on loans sold	(4,406)	(390)	343
Earnings from investments under the equity method, net of dividends or distributions	(50,942)	(27,738)	(28,011)
Deferred income tax expense	229,371	75,044	141,332
(Gain) loss on:
Disposition of premises and equipment and other productive assets	(18,393)	(11,561)	(6,666)
Proceeds from insurance claims	0	(366)	(1,205)
Sale of debt securities	(23)	(41)	20
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(21,611)	(32,449)	(15,888)
Sale of foreclosed assets, including write-downs	(30,098)	(19,958)	(21,982)
Acquisitions of loans held-for-sale	(251,336)	(227,697)	(223,939)
Proceeds from sale of loans held-for-sale	95,100	83,456	71,075
Net originations on loans held-for-sale	(527,585)	(391,537)	(289,430)
Net (increase) decrease in:
Trading debt securities	741,465	493,993	460,969
Equity securities	(2,336)	(8,263)	(8,032)
Accrued income receivable	6,193	(35,616)	(8,369)
Other assets	25,022	114,329	(37,847)
Net (decrease) increase in:
Interest payable	(5,395)	(5,404)	(284)
Pension and other postretirement benefits obligation	(4,104)	5,898	778
Other liabilities	22,802	(106,736)	(116,443)
Total adjustments	70,269	172,150	34,232
Net cash provided by operating activities	1,005,158	678,772	705,367
Cash flows from investing activities:
Net (increase) decrease in money market investments	(5,895,789)	(8,378,577)	905,558
Purchases of investment securities:
Available-for-sale	(14,672,856)	(21,033,807)	(18,733,295)
Equity	(16,196)	(30,794)	(16,300)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	9,602,430	18,224,362	14,650,440
Held-to-maturity	15,700	6,733	5,913
Proceeds from sale of investment securities:
Available-for-sale	235,992	5,103	99,445
Equity	2,904	25,206	20,030
Net repayments (disbursements) on loans	469,268	(875,941)	(641,029)
Proceeds from sale of loans	203,179	84,385	110,534
Acquisition of loan portfolios	(348,179)	(1,138,276)	(619,737)
Payments to acquire other intangible	(905)	(83)	(10,382)
Payments to acquire businesses, net of cash acquired	(155,828)	0	0
Return of capital from equity method investments	6,362	959	6,942
Payments to acquire equity method investments	(375)	(1,778)	0
Acquisition of premises and equipment	(72,781)	(60,073)	(75,665)
Proceeds from insurance claims	0	366	1,205
Proceeds from sale of:
Premises and equipment and other productive assets	21,482	26,548	18,608
Foreclosed assets	86,942	77,521	107,881
Net cash used in investing activities	(10,518,650)	(13,068,146)	(4,169,852)
Net increase (decrease) in:
Deposits	10,138,617	13,102,028	4,043,955
Assets sold under agreements to repurchase	(29,700)	(72,076)	(88,151)
Other short-term borrowings	75,000	0	(41)
Payment of notes payable	(237,713)	(139,920)	(210,377)
Principal payments of finance leases	(2,852)	(3,145)	(1,726)
Proceeds from issuance of notes payable	0	261,999	75,000
Proceeds from issuance of common stock	4,674	9,093	8,719
Payments for repurchase of redeemable preferred stock	0	(28,017)	0
Dividends paid	(141,466)	(133,645)	(115,810)
Net payments for repurchase of common stock	(350,535)	(500,479)	(250,581)
Payments related to tax witholding for share-based compensation	(5,115)	(3,693)	(5,431)
Net cash provided by financing activities	9,450,910	12,492,145	3,455,557
Net (decrease) increase in cash and due from banks, and restricted cash	(62,582)	102,771	(8,928)
Cash and due from banks and restricted cash at beginning of period	497,094	394,323	403,251
Cash and due from banks and restricted cash at end of period	$ 434,512	$ 497,094	$ 394,323